UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments.

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 70.1%
	CONSUMER DISCRETIONARY – 4.9%
262,500	Fuji Media Holdings, Inc.	$3,173,491
33,800	Nitori Holdings Co., Ltd.	3,413,666
86,500	Sankyo Co., Ltd.	3,210,873
25,000	Shimamura Co., Ltd.	3,230,983
141,610	WPP PLC	3,265,993
		16,295,006
	CONSUMER STAPLES – 22.4%
71,468	Estee Lauder Cos., Inc. - Class A	6,559,333
68,100	FamilyMart Co., Ltd.	3,561,903
103,418	General Mills, Inc.	6,492,582
89,600	Kao Corp.	4,900,055
304,100	Kirin Holdings Co., Ltd.	5,090,253
150,737	Koninklijke Ahold N.V.	3,341,655
84,000	Lawson, Inc.	6,616,077
59,920	Loblaw Cos. Ltd.	3,247,304
54,000	MEIJI Holdings Co., Ltd.	4,835,426
290,900	Nisshin Seifun Group, Inc.	4,922,657
64,572	PepsiCo, Inc.	6,532,749
33,019	Reckitt Benckiser Group PLC	3,287,543
152,900	Seven & I Holdings Co., Ltd.	6,505,154
60,600	Sundrug Co., Ltd.	4,981,235
71,063	Unilever PLC	3,237,093
		74,111,019
	HEALTH CARE – 14.9%
19,751	Becton, Dickinson and Co.	3,287,554
14,725	C.R. Bard, Inc.	3,225,364
137,300	Daiichi Sankyo Co., Ltd.	3,172,542
19,161	Henry Schein, Inc.*	3,328,841
57,838	Johnson & Johnson	6,517,764
38,823	Laboratory Corp. of America Holdings*	4,967,403
78,100	Otsuka Holdings Co., Ltd.	3,173,997
29,402	Stryker Corp.	3,268,326
229,100	Sumitomo Dainippon Pharma Co., Ltd.	3,334,327
36,300	Taisho Pharmaceutical Holdings Co., Ltd.	3,369,271
160,900	Terumo Corp.	6,720,408
35,995	Waters Corp.*	4,951,112
		49,316,909
	INDUSTRIALS – 9.4%
100,423	Dover Corp.	6,703,235
200,000	Hitachi Construction Machinery Co., Ltd.	3,070,876

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
196,000	Komatsu Ltd.	$3,364,784
274,400	Kurita Water Industries Ltd.	6,396,777
55,139	Rockwell Collins, Inc.	4,874,288
57,419	Stanley Black & Decker, Inc.	6,498,682
		30,908,642
	INFORMATION TECHNOLOGY – 12.0%
33,556	Adobe Systems, Inc.*	3,337,815
6,780	Alphabet, Inc. - Class A*	5,077,203
82,465	CGI Group, Inc.*	3,856,625
116,040	Cisco Systems, Inc.	3,370,962
38,745	Citrix Systems, Inc.*	3,290,225
88,400	FUJIFILM Holdings Corp.	3,563,187
30,990	Intuit, Inc.	3,305,394
64,804	Microsoft Corp.	3,434,612
83,245	NVIDIA Corp.	3,889,207
85,185	PayPal Holdings, Inc.*	3,219,141
378,344	Sage Group PLC	3,355,227
		39,699,598
	MATERIALS – 6.5%
67,926	Albemarle Corp.	5,332,191
44,141	Avery Dennison Corp.	3,283,207
92,593	Celanese Corp.	6,525,955
62,039	Dow Chemical Co.	3,186,323
248,500	Kuraray Co., Ltd.	3,278,929
		21,606,605
	TOTAL COMMON STOCKS (Cost $200,088,763)	231,937,779

Principal Amount

	U.S. TREASURY SECURITIES – 27.1%
	United States Treasury Bond
$6,000,000	3.125%, 8/15/2044	6,623,088
6,000,000	3.000%, 11/15/2045	6,458,790
	United States Treasury Note
6,000,000	0.625%, 6/30/2017	5,992,854
12,000,000	0.750%, 2/28/2018	11,978,436
12,000,000	1.625%, 7/31/2019	12,213,744
12,000,000	1.500%, 5/31/2020	12,117,420
12,000,000	2.125%, 8/15/2021	12,420,240
12,000,000	2.000%, 8/15/2025	12,179,292

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	U.S. TREASURY SECURITIES (Continued)
$10,000,000	1.625%, 2/15/2026	$9,802,340

	TOTAL U.S. TREASURY SECURITIES (Cost $90,027,224)	89,786,204

	SHORT-TERM INVESTMENTS – 2.6%
8,495,741	UMB Money Market Fiduciary, 0.01%[1]	8,495,741

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,495,741)	8,495,741

	TOTAL INVESTMENTS – 99.8% (Cost $298,611,728)	330,219,724
	Other Assets in Excess of Liabilities – 0.2%	753,093

	TOTAL NET ASSETS – 100.0%	$330,972,817

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Gavekal KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

Note 1 – Organization
Gavekal KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to March 31, 2015 the Fund was known as Gavekal Knowledge Leaders Fund. The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

Gavekal KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2016 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At May 31, 2016, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$298,616,122

Gross unrealized appreciation	$32,963,626
Gross unrealized depreciation	(1,360,024)
Net unrealized appreciation on investments	$31,603,602

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

Gavekal KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2016 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$-	$16,295,006	$-	$16,295,006
Consumer Staples	22,831,968	51,279,051	-	74,111,019
Health Care	29,546,364	19,770,545	-	49,316,909
Industrials	18,076,205	12,832,437	-	30,908,642
Information Technology	32,781,184	6,918,414	-	39,699,598
Materials	18,327,676	3,278,929	-	21,606,605
U.S. Treasury Securities	-	89,786,204	-	89,786,204
Short-Term Investments	8,495,741	-	-	8,495,741
Total Investments	$130,059,138	$200,160,586	$-	$330,219,724

*
In accordance with procedures established by, and under the general supervision of the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $200,160,586 of investment securities were classified as Level 2 instead of Level 1.

Gavekal KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2016 (Unaudited)

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	07/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	07/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	07/29/16